Investments (Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities Available-For-Sale) (Details) $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Total number of securities in an unrealized loss position less than 12 months	6,366	3,153
Total number of securities in an unrealized loss position equal to or greater than 12 months	1,489	1,435
Fixed Maturity Securities
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	$ 92,421	$ 40,798
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	3,475	1,101
Equal to or Greater than 12 Months Estimated Fair Value	15,799	13,881
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,970	888
U.S. corporate
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	27,526	11,389
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	1,629	331
Equal to or Greater than 12 Months Estimated Fair Value	3,762	4,658
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	626	293
Foreign corporate
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	14,447	9,410
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	911	505
Equal to or Greater than 12 Months Estimated Fair Value	5,251	2,074
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	913	166
Foreign government
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	3,530	1,085
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	166	80
Equal to or Greater than 12 Months Estimated Fair Value	429	630
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	55	81
RMBS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	13,467	4,180
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	287	92
Equal to or Greater than 12 Months Estimated Fair Value	2,431	2,534
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	196	228
U.S. Treasury and agency
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	19,628	8,927
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	222	12
Equal to or Greater than 12 Months Estimated Fair Value	298	1,314
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	4	18
CMBS (1)
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	4,876	1,268
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	81	23
Equal to or Greater than 12 Months Estimated Fair Value	637	934
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	43	22
ABS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	7,329	4,456
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	124	57
Equal to or Greater than 12 Months Estimated Fair Value	2,823	1,440
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	111	55
State and political subdivision
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	1,618	83
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	55	1
Equal to or Greater than 12 Months Estimated Fair Value	168	297
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	22	25
Equity securities
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	282	178
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	107	30
Equal to or Greater than 12 Months Estimated Fair Value	220	193
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	51	37
Common Stock
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	203	111
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	105	28
Equal to or Greater than 12 Months Estimated Fair Value	20	1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	2	0
Non-redeemable preferred stock
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	79	67
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	2	2
Equal to or Greater than 12 Months Estimated Fair Value	200	192
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 49	$ 37